UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08490

Excelsior Funds Trust

(Exact name of registrant as specified in charter)

114 West 47th Street New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1.	Schedule of Investments.

Excelsior Funds Trust

High Yield Fund

Schedule of Portfolio Investments	June 30, 2006

(Unaudited)

Principal Amount	Security Description	Value
CORPORATE BONDS (90.21%):
ADVERTISING PERIODICALS (2.56%):
$2,000,000	Dex Media Finance/West, 8.50%, 08/15/10	$2,075,000
1,000,000	RH Donnelley Finance Corp., 10.88%, 12/15/12 (a)	1,097,500

		3,172,500

AUTO - TRUCK PARTS & EQUIPMENT (0.80%):
1,000,000	Tenneco Automotive, Inc., 8.63%, 11/15/14	997,500

CABLE TV (0.78%):
1,000,000	Echostar DBS Corp., 7.13%, 02/01/16 (a)	962,500

CASINO HOTELS (10.36%):
1,000,000	Aztar Corp., 7.88%, 06/15/14	1,057,500
2,000,000	Caesars Entertainment, Inc., 8.88%, 09/15/08	2,100,000
1,000,000	Kerzner International, 6.75%, 10/01/15	1,043,750
2,000,000	MGM Mirage, Inc., 8.50%, 09/15/10	2,077,500
2,000,000	Poster Financial Group, 8.75%, 12/01/11	2,080,000
1,000,000	Resorts International Hotel and Casino, Inc., 11.50%, 03/15/09	1,080,000
1,000,000	River Rock Entertainment, 9.75%, 11/01/11	1,052,500
1,000,000	Station Casinos, 6.50%, 02/01/14	930,000
1,500,000	Trump Entertainment Resorts, 8.50%, 06/01/15	1,441,875

		12,863,125

CELLULAR TELECOM (3.34%):
2,000,000	American Cellular Corp., 10.00%, 08/01/11	2,105,000
1,000,000	Centennial Cellular Operating Co./Centennial Communications Corp., 10.13%, 06/15/13	1,052,500
1,000,000	Dobson Communications Corp., 8.88%, 10/01/13	982,500

		4,140,000

CHEMICALS - DIVERSIFIED (3.78%):
2,000,000	Equistar Chemicals L.P./ Equistar Funding Corp., 10.63%, 05/01/11	2,147,500
1,000,000	Lyondell Chemical Co., 10.50%, 06/01/13	1,100,000
1,500,000	Nell AF Sarl, 8.38%, 08/15/15 (a)	1,441,875

		4,689,375

CHEMICALS - PLASTICS (0.81%):
1,000,000	PolyOne Corp., 8.88%, 05/01/12	1,003,750

CHEMICALS - SPECIALTY (1.63%):
1,000,000	Johnsondiversey, Inc., Series B, 9.63%, 05/15/12	995,000

1,000,000	Tronox Worldwide, 9.50%, 12/01/12 (a)	1,030,000

		2,025,000

COAL (0.37%):
500,000	Massey Energy Co., 6.88%, 12/15/13	465,000

COMMERCIAL SERVICES (2.38%):
2,000,000	Iron Mountain, Inc., 8.63%, 04/01/13	2,000,000
1,000,000	Iron Mountain, Inc., 7.75%, 01/15/15	955,000

		2,955,000

CONTAINERS - METAL/GLASS (1.58%):
1,000,000	Crown Americas llc/ Crown Americas Capital Corp., 7.75%, 11/15/15 (a)	985,000
1,000,000	Owens-Illinois, Inc., 7.50%, 05/15/10	977,500

		1,962,500

CONTAINERS - PAPER/PLASTIC (1.63%):
1,000,000	Graham Packaging Co., 8.50%, 10/15/12	980,000
1,000,000	Pregis Corp., 12.38%, 10/15/13 (a)	1,040,000

		2,020,000

COSMETICS & TOILETRIES (1.00%):
1,500,000	Del Laboratories, Inc., 8.00%, 02/01/12	1,246,875

DISTRIBUTION/WHOLESALE (1.50%):
2,000,000	Nebraska Book Co., 8.63%, 03/15/12	1,860,000

ELECTRIC - GENERATION (1.28%):
1,500,000	AES Corp., 9.50%, 06/01/09	1,590,000

ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.46%):
2,000,000	Amkor Technologies, Inc., 7.75%, 05/15/13	1,810,000

FINANCE - AUTO LOANS (4.27%):
1,354,000	Ford Motor Credit Co., 9.75%, 09/15/10 (a)	1,319,317
2,000,000	General Motors Acceptance Corp., 6.13%, 02/01/07	1,991,760
2,000,000	General Motors Acceptance Corp., 7.75%, 01/19/10	1,989,686

		5,300,763

FOOD - MISCELLANEOUS AND DIVERSIFIED (0.83%):
1,000,000	Del Monte Corp., 8.63%, 12/15/12	1,030,000

FORESTRY (0.66%):
1,500,000	Tembec Industries, Inc., 8.63%, 06/30/09	821,250

FUNERAL SERVICES & RELATED ITEMS (1.13%):
1,500,000	Service Corp. International, 7.50%, 06/15/17 (a)	1,402,500

GAS - DISTRIBUTION (1.62%):
2,000,000	SEMCO Energy, Inc., 7.75%, 05/15/13	2,006,114

HEAVY CONSTRUCTION EQUIPMENT RENTAL (0.81%):
1,000,000	Ahern Rentals, Inc., 9.25%, 08/15/13	1,010,000

HOME FURNISHINGS (2.72%):
1,500,000	Sealy Mattress Co., 8.25%, 06/15/14	1,500,000
2,000,000	Simmons Co., 7.88%, 01/15/14	1,870,000

		3,370,000

INDEPENDENT POWER PRODUCER (0.79%):
1,000,000	NRG Energy, Inc., 7.25%, 02/01/14	975,000

LIFE/HEALTH INSURANCE (1.61%):
2,000,000	Americo Life, Inc., 7.88%, 05/01/13 (a) (b)	2,003,400

MACHINERY - FARM (0.38%):
500,000	Case New Holland, Inc., 7.13%, 03/01/14 (a)	477,500

MACHINERY - GENERAL INDUSTRIAL (0.79%):
1,000,000	The Manitowoc Co., Inc., 7.13%, 11/01/13	980,000

MEDICAL - HOSPITALS (0.85%):
1,000,000	HCA, Inc., 8.75%, 09/01/10	1,054,265

MEDICAL - OUTPATIENT/HOME MEDICAL CARE (0.70%):
1,000,000	Select Medical Corp., 7.63%, 02/01/15	870,000

MISCELLANEOUS MANUFACTURING (0.74%):
1,000,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	920,000

MULTI-LINE INSURANCE (1.72%):
2,128,000	Hanover Insurance Group, 7.63%, 10/15/25	2,133,177

MULTIMEDIA (0.79%):
1,000,000	Emmis Operating Co., 6.88%, 05/15/12	980,000

MUSIC (2.03%):
2,600,000	Warner Music Group, 7.38%, 04/15/14	2,522,000

OFFICE AUTOMATION & EQUIPMENT (2.82%):
1,000,000	Ikon Office Solutions, 7.75%, 09/15/15	990,000
1,000,000	Xerox Capital Trust I, 8.00%, 02/01/27	1,003,750
1,500,000	Xerox Corp., 7.63%, 06/15/13	1,511,250

		3,505,000

PAPER & RELATED PRODUCTS (1.42%):
1,000,000	Mercer International, Inc., 9.25%, 02/15/13	890,000
890,000	Norske Skog Canada, Series D, 8.63%, 06/15/11	867,750

		1,757,750

PHYSICIANS PRACTICE MANAGEMENT (2.93%):
2,000,000	Ameripath, Inc., 10.50%, 04/01/13	2,097,500
500,000	US Oncology Holdings, Inc., 9.00%, 08/15/12	520,000
1,000,000	US Oncology Holdings, Inc., 9.26%, 03/15/15 (a) (c)	1,020,000

		3,637,500

PIPELINES (0.79%):
500,000	Semgroup L.P., 8.75%, 11/15/15 (a)	497,500
500,000	Williams Cos., 6.38%, 10/01/10 (a)	487,500

		985,000

PRIVATE CORRECTIONS (0.19%):
250,000	Corrections Corp. of America, 6.75%, 01/31/14	240,000

RENTAL AUTO/EQUIPMENT (2.78%):
1,000,000	Neff Rental/ Neff Finance, 11.25%, 06/15/12 (a)	1,080,000
2,500,000	United Rentals, Inc., 7.75%, 11/15/13	2,375,000

		3,455,000

RESORTS/THEME PARKS (0.83%):
1,000,000	Universal City Florida Holdings, 9.43%, 05/01/10 (c)	1,032,500

RETAIL - DRUG STORE (1.91%):
1,000,000	Jean Coutu Group, Inc., 8.50%, 08/01/14	920,000
1,500,000	Rite Aid Corp., 6.13%, 12/15/08 (a)	1,451,250

		2,371,250

RETAIL - MAJOR DEPARTMENT STORE (2.99%):
1,500,000	JC Penney Co., Inc., 8.00%, 03/01/10	1,598,102
1,000,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15 (a)	1,045,000
1,000,000	Saks, Inc., 9.88%, 10/01/11	1,070,000

		3,713,102

RETAIL - VIDEO RENTAL (1.50%):
2,000,000	Blockbuster, Inc., 9.00%, 09/01/12 (c)	1,865,000

SATELLITE TELECOM (1.78%):
650,000	Inmarsat Finance plc, 7.63%, 06/30/12	666,250
1,500,000	Intelsat Bermuda Ltd., 11.25%, 06/15/16 (a)	1,537,500

		2,203,750

SCHOOLS (1.11%):
1,500,000	Knowledge Learning Center, 7.75%, 02/01/15 (a)	1,372,500

STEEL - PRODUCERS (1.58%):
2,000,000	AK Steel Corp., 7.75%, 06/15/12	1,960,000

TELECOM SERVICES (0.21%):
250,000	Nordic Telephone Co. Holdings, 8.88%, 05/01/16 (a)	256,875

TELEPHONE - INTERGRATED (9.67%):
2,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	1,970,000
2,000,000	Citizens Communications, 9.25%, 05/15/11	2,150,000
649,000	Consolidated Communications Holding, 9.75%, 04/01/12	668,470
649,000	Consolidated Communications Holding, 9.75%, 04/01/12	668,470
1,000,000	Eircom Funding, 8.25%, 08/15/13	1,060,000

2,500,000	Hawaiian Telcom Communication, 12.50%, 05/01/15	2,618,750
505,000	Madison River Capital llc/ Madison River Financial Corp., 13.25%, 03/01/10	527,725
1,000,000	Qwest Corp., 7.50%, 06/15/23	937,500
2,000,000	Valor Telecom Enterprise, 7.75%, 02/15/15	2,065,000

		11,997,445

Total CORPORATE BONDS (Cost $112,529,088)		111,971,766

BANK LOANS (2.03%):
CASINO HOTELS (1.21%):
1,457,604	Resorts International Holdings llc, 16.50%, 04/26/13 (c)	1,501,332

MISCELLANEOUS MANUFACTURING (0.82%):
1,000,000	IPC Acquistion Corp., 12.52%, 08/05/12 (c)	1,012,500

Total BANK LOANS (Cost $2,465,978)		2,513,832

Shares
COMMON STOCK (3.84%):
METAL - ALUMINUM (3.84%):
28,047	Ormet Corp. (a)	4,767,990

Total COMMON STOCK (Cost $7,704,681)		4,767,990

Principal Amount
U.S. GOVERNMENT AGENCY BONDS & NOTES (0.77%):
FEDERAL HOME LOAN BANK (0.77%):
$950,000	Discount Note, 4.75%, 07/03/06	949,624

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $949,624)		949,624

Total Investments (Cost $123,649,371) (d) - 96.85%		$120,203,212
Other assets in excess of liabilities - 3.15%		3,906,124

NET ASSETS - 100.00%		$124,109,336

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $25,275,707 or 20.37% of net assets.

(b)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(c)	Variable Rate Security - The rate disclosed is as of June 30, 2006.

(d)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$2,074,540	$(5,520,699)	$(3,446,159)

Discount Note – The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

llc – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

plc – public limited company

Excelsior Funds Trust

Income Fund

Schedule of Portfolio Investments	June 30, 2006

(Unaudited)

Principal Amount	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (8.00%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (8.00%):
$722,347	Bear Stearns Adjustable Rate Mortgage Trust, 2004-10, 15A1, 4.55%, 01/25/35 (a)	$708,307
875,024	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	860,723
646,122	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.79%, 08/25/34 (a)	631,067
4,184,113	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 12/25/34 (a)	4,051,982
1,318,595	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.55%, 02/25/35 (a)	1,282,215

		7,534,294

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,760,182)		7,534,294

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.26%):
589,958	Asset Securitization Corp., 1997-D4 A4, 7.75%, 04/14/29 (a)	622,242
1,781,000	GMAC Commercial Mortgage Securities, 1999-C1, 7.05%, 05/15/33 (a)	1,832,180
173,845	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	164,088
621,376	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	631,268
425,887	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (a)	469,345
2,127,233	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 02/13/10	2,135,804
964,217	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	987,782

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,270,097)		6,842,709

CORPORATE BONDS (16.38%):
516,650	Bank One Corp., 7.88%, 08/01/10	555,935
1,110,000	Bear Stearns Co., Inc., 5.70%, 11/15/14	1,084,519
1,060,000	Bottling Group llc, 5.50%, 04/01/16	1,022,747
600,000	British Telecommunications plc, 8.88%, 12/15/30	737,404
965,000	CIT Group, Inc., 5.88%, 10/15/08	967,307
1,170,000	Citigroup, Inc., 6.63%, 06/15/32	1,204,550
308,593	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.00%, 06/15/10	331,296
600,000	Devon Financing Corp., 6.88%, 09/30/11	623,821
1,344,792	General Electric Capital Corp. MTN, 6.00%, 06/15/12	1,360,240
1,221,000	Goldman Sachs Group, Inc., 6.13%, 02/15/33	1,140,502
1,000,078	Household Finance Corp., 8.00%, 07/15/10	1,078,082
380,000	International Lease Finance Corp., 4.50%, 05/01/08	371,965
1,388,000	JP Morgan Chase & Co., 5.75%, 01/02/13	1,373,941
1,500,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	1,402,590
1,700,000	Morgan Stanley, 4.75%, 04/01/14	1,558,594
665,000	Oracle Corp., 5.25%, 01/15/16	622,779

Total CORPORATE BONDS (Cost $16,261,022)		15,436,272

TAX-EXEMPT SECURITIES (1.60%):
530,000	California State Economic Recovery, Special Sales Tax Revenue Bonds, Series A, (FGIC), 5.25%, 07/01/14	570,402
900,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 07/01/31	935,388

Total TAX-EXEMPT SECURITIES (Cost $1,563,717)		1,505,790

U.S. GOVERNMENT AGENCY BONDS & NOTES (6.97%):
FANNIE MAE (2.72%):
2,500,000	MTN, 6.25%, 02/01/11	2,560,453

FREDDIE MAC (1.86%):
1,615,799	6.25%, 07/15/32	1,754,095

RESOLUTION FUNDING CORPORATION (2.39%):
4,851,000	Principal Only STRIPS, 0.00%, 07/15/20	2,253,110

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $6,560,039)		6,567,658

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (46.14%):
FEDERAL HOME LOAN MORTGAGE CORPORATION (13.66%):
20,961	Pool # C74339, 5.00%, 12/01/32	19,671
164,671	Pool # C74469, 5.00%, 12/01/32	154,534
34,859	Pool # C74676, 5.00%, 12/01/32	32,713
2,634,921	Pool # E96460, 5.00%, 05/01/18	2,542,063
4,926,507	Pool # G18105, 5.00%, 03/01/21	4,741,922
2,707,211	Pool # J01383, 5.50%, 03/01/21	2,655,692
558,427	Pool # M80779, 5.00%, 11/01/09	546,403
2,232,603	Pool # M80812, 4.50%, 04/01/10	2,174,790

		12,867,788

FEDERAL NATIONAL MORTGAGE ASSOCIATION (25.86%):
247,425	Pool # 251502, 6.50%, 02/01/13	250,919
100,194	Pool # 252806, 7.50%, 10/01/29	103,877
553,853	Pool # 255896, 6.50%, 08/01/35	556,840
237,081	Pool # 443194, 5.50%, 10/01/28	228,895
5,732	Pool # 450846, 5.50%, 12/01/28	5,534
407,097	Pool # 452035, 5.50%, 11/01/28	393,041
2,675	Pool # 454758, 5.50%, 12/01/28	2,582
5,124	Pool # 485994, 5.50%, 01/01/29	4,947
630,422	Pool # 561435, 5.50%, 11/01/29	608,656
309,305	Pool # 578543, 5.50%, 04/01/31	298,453
113,926	Pool # 627259, 5.50%, 02/01/32	109,920
1,204,557	Pool # 632551, 5.50%, 02/01/32	1,162,205
545,660	Pool # 632576, 5.50%, 02/01/32	526,516
253,888	Pool # 694655, 5.50%, 04/01/33	244,926
1,670,956	Pool # 704440, 5.00%, 05/01/18	1,612,900

70,387	Pool # 710585, 5.50%, 05/01/33	67,902
354,698	Pool # 735224, 5.50%, 02/01/35	342,177
1,986,592	Pool # 777206, 4.00%, 05/01/19	1,835,231
1,673,817	Pool # 786423 ARM, 4.61%, 07/01/34 (a)	1,648,454
494,360	Pool # 797680, 4.50%, 10/01/35	449,295
582,211	Pool # 805373, 4.50%, 01/01/35	529,137
2,327,975	Pool # 805386 ARM, 4.88%, 01/01/35 (a)	2,292,373
1,897,601	Pool # 822799, 4.50%, 04/01/35	1,720,334
6,394,616	Pool # 829321, 4.50%, 09/01/35	5,797,254
1,985,189	Pool # 835760, 4.50%, 09/01/35	1,799,739
1,949,680	Pool # 844797, 4.50%, 10/01/35	1,767,547

		24,359,654

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (6.62%):
37,290	Pool # 434772, 9.00%, 06/15/30	40,486
63,307	Pool # 471660, 7.50%, 03/15/28	66,244
141,431	Pool # 472028, 6.50%, 05/15/28	143,618
91,199	Pool # 475847, 6.50%, 06/15/28	92,609
2,940	Pool # 479087, 8.00%, 01/15/30	3,122
49,864	Pool # 479088, 8.00%, 01/15/30	52,940
136,739	Pool # 503711, 7.00%, 05/15/29	141,109
42,284	Pool # 525556, 8.00%, 01/15/30	44,892
11,365	Pool # 525945, 9.00%, 07/15/30	12,339
305,227	Pool # 575441, 6.50%, 12/15/31	309,458
740,061	Pool # 598127, 5.50%, 03/15/18	731,647
1,656,313	Pool # 607668, 5.50%, 02/15/18	1,637,483
870,703	Pool # 615639, 4.50%, 09/15/33	800,976
186,110	Pool # 780086, 8.50%, 11/15/17	198,334
567,645	Pool # 780548, 8.50%, 12/15/17	604,931
437,308	Pool # 780865, 9.50%, 11/15/17	474,175
215,368	Pool # 781036, 8.00%, 10/15/17	226,016
330,645	Pool # 781084, 9.00%, 12/15/17	353,442
32,170	Pool # 80185 ARM, 4.38%, 04/20/28 (a)	32,197
151,925	Pool # 80205 ARM, 4.38%, 06/20/28 (a)	152,061
123,769	Pool # 80311 ARM, 4.50%, 08/20/29 (a)	123,658

		6,241,737

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $44,709,606)		43,469,179

U.S. GOVERNMENT SECURITIES (12.57%):
U.S. TREASURY PRINCIPAL ONLY STRIPS (0.59%):
1,000,000	0.00%, 11/15/17	551,178
118	0.00%, 02/15/20	57

		551,235

U.S. TREASURY INFLATION PROTECTED BONDS (1.75%):
445,000	3.50%, 01/15/11	538,886
1,050,000	2.00%, 01/15/14	1,105,237

		1,644,123

U.S. TREASURY NOTES (10.23%):
5,000,000	3.63%, 01/15/10	4,760,545
5,000,000	4.50%, 11/15/10	4,884,001

		9,644,546

Total U.S. GOVERNMENT SECURITIES (Cost $12,116,862)		11,839,904

Shares
REGISTERED INVESTMENT COMPANIES (0.63%):
297,370	Dreyfus Government Cash Management Fund	297,370
297,370	Fidelity U.S. Treasury II Fund	297,370

Total REGISTERED INVESTMENT COMPANIES (Cost $594,740)		594,740

Total Investments (Cost $96,836,265) (b) - 99.55%		$93,790,546
Other assets in excess of liabilities - 0.45%		428,125

NET ASSETS - 100.00%		$94,218,671

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2006.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$244,371	$(3,290,090)	$(3,045,719)

ARM – Adjustable Rate Mortgage

FGIC – Financial Guaranty Insurance Corporation

llc – Limited Liability Company

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc – Public Limited Company

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds Trust

Total Return Bond Fund

Schedule of Portfolio Investments	June 30, 2006

(Unaudited)

Principal Amount	Security Description	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (12.56%):
NON-GOVERNMENTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (7.80%):
$1,711,429	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	$1,680,554
2,149,013	Indymac Index Mortgage Loan Trust, 2004-AR4 3A, 4.79%, 08/25/34 (a)	2,098,938
5,269,120	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 12/25/34 (a)	5,102,726
1,838,041	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.55%, 02/25/35 (a)	1,787,331

		10,669,549

FEDERAL HOME LOAN MORTGAGE CORPORATION (1.38%):
1,890,468	1602 PH, 6.00%, 04/15/23	1,889,559

FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.38%):
3,000,000	1997-M5 C, 6.74%, 08/25/07	3,019,907
1,650,000	2003-17 QT, 5.00%, 08/25/27	1,612,769

		4,632,676

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,589,602)		17,191,784

COMMERCIAL MORTGAGE-BACKED SECURITIES (17.62%):
3,635,042	Asset Securitization Corp., 1997-D4 A4, 7.75%, 04/14/29 (a)	3,833,958
1,020,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	951,683
1,760,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	1,699,600
309	LB Commericial Conduit Mortgage Trust, 1999-C1 A1, 6.41%, 06/15/31	309
1,071,155	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	1,011,034
3,828,624	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	3,889,576
2,624,113	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (a)	2,891,881
4,918,096	Salomon Brothers Mortgage Securities VII, 2001-C2 A2, 6.17%, 02/13/10	4,937,913
3,260,783	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	3,340,476
1,600,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	1,561,872

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,243,474)		24,118,302

CORPORATE BONDS (27.01%):
1,500,000	America Movil S.A. de C.V., 5.50%, 03/01/14	1,385,918
1,200,000	America Movil S.A. de C.V., 6.38%, 03/01/35	1,043,064
3,183,350	Bank One Corp., 7.88%, 08/01/10	3,425,401
2,135,000	Bear Stearns Co., Inc., 5.70%, 11/15/14	2,085,989
1,455,000	Bottling Group llc, 5.50%, 04/01/16	1,403,865
1,000,000	British Telecommunications plc, 8.88%, 12/15/30	1,229,006
1,375,000	CIT Group, Inc., 5.88%, 10/15/08	1,378,288
800,000	Citigroup, Inc., 6.63%, 06/15/32	823,624
1,500,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	1,450,286
1,001,407	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.00%, 06/15/10	1,075,081
1,500,000	Deutsche Telekom International Finance, Multi-Coupon Bond, 8.25%, 06/15/30	1,731,825

800,000	Devon Financing Corp., 6.88%, 09/30/11	831,762
700,000	Ford Motor Credit Co., 5.80%, 01/12/09	639,498
5,205,208	General Electric Capital Corp. MTN, 6.00%, 06/15/12	5,264,999
2,060,922	Household Finance Corp., 8.00%, 07/15/10	2,221,670
2,300,000	International Lease Finance Corp., 4.50%, 05/01/08	2,251,369
1,000,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	935,060
885,000	Metlife, Inc., 5.00%, 11/24/13	832,577
885,000	Morgan Stanley, 4.75%, 04/01/14	811,386
1,500,000	Nisource Finance Corp., 7.88%, 11/15/10	1,604,742
1,470,000	Oracle Corp., 5.25%, 01/15/16	1,376,670
1,000,000	TCI Communications, Inc., 9.80%, 02/01/12	1,153,599
1,030,000	Time Warner Cos., Inc., 7.25%, 10/15/17	1,078,418
1,000,000	Wal-Mart Stores, 4.13%, 02/15/11	939,590

Total CORPORATE BONDS (Cost $38,022,238)		36,973,687

TAX-EXEMPT SECURITIES (3.48%):
2,000,000	Arizona State, Water Infrastructure Finance Authority, Revenue Bonds, Series A, 5.00%, 10/01/16	2,106,040
1,800,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A, 5.25%, 07/01/16	1,940,490
690,000	Massachusetts Bay Transition Authority, Massachusetts Sales Tax, Revenue Bonds, Series A, 5.00%, 07/01/31	717,131

Total TAX-EXEMPT SECURITIES (Cost $4,935,330)		4,763,661

U.S. GOVERNMENT AGENCY BONDS & NOTES (2.24%):
FREDDIE MAC (2.24%):
2,824,201	6.25%, 07/15/32	3,065,924

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $3,173,575)		3,065,924

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (10.08%):
FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.42%):
860,450	Pool # 255896, 6.50%, 08/01/35	865,090
1,815,910	Pool # 702861, 5.00%, 04/01/18	1,752,818
63,386	Pool # 735224, 5.50%, 02/01/35	61,149
1,051,982	Pool # 781859, 4.50%, 12/01/34	956,084
123,466	Pool # 805373, 4.50%, 01/01/35	112,211
1,116,566	Pool # 805386 ARM, 4.88%, 01/01/35 (a)	1,099,490
2,556,779	Pool # 815479, 4.50%, 03/01/35	2,317,933
1,362,586	Pool # 819361, 4.50%, 04/01/35	1,234,574
586,857	Pool # 820492, 5.50%, 05/01/35	564,071
1,985,189	Pool # 835760, 4.50%, 09/01/35	1,799,739
2,162,471	Pool # 880084, 6.00%, 03/01/36	2,128,750

		12,891,909

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.66%):
3,772	Pool # 356873, 6.50%, 05/15/23	3,825
18,116	Pool # 479087, 8.00%, 01/15/30	19,233
307,238	Pool # 479088, 8.00%, 01/15/30	326,190

198,215	Pool # 80185 ARM, 4.38%, 04/20/28 (a)	198,385
114,294	Pool # 80205 ARM, 4.38%, 06/20/28 (a)	114,396
235,942	Pool # 80311 ARM, 4.50%, 08/20/29 (a)	235,731

		897,760

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $14,259,647)		13,789,669

U.S. GOVERNMENT SECURITIES (25.44%):
U.S. TREASURY PRINCIPAL ONLY STRIPS (6.36%):
9,700,000	0.00%, 11/15/17	5,346,427
6,893,882	0.00%, 02/15/20	3,354,790

		8,701,217

U.S. TREASURY INFLATION PROTECTED BONDS (1.67%):
1,800,000	3.88%, 01/15/09	2,290,721

U.S. TREASURY NOTES (17.41%):
6,000,000	3.63%, 01/15/10	5,712,654
15,950,000	4.50%, 11/15/10	15,579,960
1,130,000	4.25%, 11/15/14	1,062,730
1,635,000	4.50%, 02/15/36	1,466,008

		23,821,352

Total U.S. GOVERNMENT SECURITIES (Cost $35,785,242)		34,813,290

Shares
REGISTERED INVESTMENT COMPANIES (1.11%):
761,553	Dreyfus Government Cash Management Fund	761,553
761,553	Fidelity U.S. Treasury II Fund	761,553

Total REGISTERED INVESTMENT COMPANIES (Cost $1,523,106)		1,523,106

Total Investments (Cost $139,532,214) (b) - 99.54%		$136,239,423
Other assets in excess of liabilities - 0.46%		630,504

NET ASSETS - 100.00%		$136,869,927

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2006.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$970,762	$(4,263,553)	$(3,292,791)

ARM – Adjustable Rate Mortgage

llc – Limited Liability Company

MTN – Medium Term Note

Multi-Coupon Bond – Coupon rate may increase or decrease in response to a change in the quality rating by an independent rating agency.

plc – Public Limited Company

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds Trust

Equity Income Fund

Schedule of Portfolio Investments	June 30, 2006

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (92.20%):
CONSUMER DISCRETIONARY (13.58%):
110,000	CBS Corp., Class B	$2,975,500
100,000	Circuit City Stores, Inc.	2,722,000
80,000	Home Depot, Inc.	2,863,200
100,000	Lear Corp.	2,221,000
205,000	Leggett & Platt, Inc.	5,120,900
190,000	Newell Rubbermaid, Inc.	4,907,700
100,000	Snap-On, Inc.	4,042,000
135,000	Time Warner, Inc.	2,335,500

		27,187,800

CONSUMER STAPLES (2.86%):
78,000	Altria Group, Inc.	5,727,540

ENERGY (8.99%):
98,000	BP plc ADR	6,821,780
112,000	Chevron Corp.	6,950,720
57,000	Halliburton Co.	4,229,970

		18,002,470

FINANCIAL (20.88%):
200,000	Arthur J. Gallagher & Co.	5,068,000
33,000	Bank of America Corp.	1,587,300
135,000	Citigroup, Inc.	6,512,400
105,000	Freddie Mac	5,986,050
200,000	Mellon Financial Corp.	6,886,000
96,000	Morgan Stanley	6,068,160
100,000	RenaissanceRe Holdings Ltd.	4,846,000
153,000	U.S. BanCorp.	4,724,640
7,601	W. P. Stewart & Co. Ltd.	115,687

		41,794,237

HEALTH CARE (6.76%):
94,000	Eli Lilly & Co.	5,195,380
110,000	Medtronic, Inc.	5,161,200
59,000	Novartis AG ADR	3,181,280

		13,537,860

INDUSTRIALS (11.85%):
125,000	Dover Corp.	6,178,750
182,000	General Electric Co.	5,998,720
160,000	Honeywell International, Inc.	6,448,000
60,000	Hubbell, Inc., Class B	2,859,000
70,000	RR Donnelley & Sons Co.	2,236,500

		23,720,970

INFORMATION TECHNOLOGY (10.76%):
225,000	Electronic Data Systems Corp.	5,413,500
160,000	Linear Technology Corp.	5,358,400
210,000	Microsoft Corp.	4,893,000
290,000	Nokia Oyj ADR	5,875,400

		21,540,300

RAW/INTERMEDIATE MATERIALS (11.43%):
67,000	Eastman Chemical Co.	3,618,000
260,000	Packaging Corp. of America	5,725,200
22,000	Pope Resources Ltd.	685,300
50,000	Rayonier, Inc.	1,895,500
311,000	RPM, Inc.	5,598,000
86,000	Weyerhaeuser Co.	5,353,500

		22,875,500

TELECOMMUNICATION (5.09%):
155,000	AT&T, Inc.	4,322,950
175,000	Verizon Communications, Inc.	5,860,750

		10,183,700

Total COMMON STOCKS (Cost $166,306,948)		184,570,377

FOREIGN COMMON STOCKS (3.17%):
UNITED KINGDOM (3.17%):
466,720	Pearson plc	6,346,047

Total FOREIGN COMMON STOCKS (Cost $5,553,970)		6,346,047

CONVERTIBLE PREFERRED STOCKS (3.22%):
CONSUMER DISCRETIONARY (2.41%):
76,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,112,800
133,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	2,701,230

		4,814,030

ENERGY (0.81%):
45,000	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	1,630,350

Total CONVERTIBLE PREFERRED STOCKS (Cost $6,225,356)		6,444,380

Contracts
CALL OPTIONS PURCHASED (0.77%):
750	Home Depot, Inc. Expires 01/18/08 strike price 35	435,000
450	Microsoft Corp. Expires 01/18/08 strike price 20	247,500
2,300	Time Warner, Inc. Expires 01/19/08 strike price 15 (a)	851,000

Total CALL OPTIONS PURCHASED (Cost $1,904,249)	1,533,500

Total Investments (Cost $179,990,523) (b) - 99.36%	$198,894,304
Other assets in excess of liabilities - 0.64%	1,283,268

NET ASSETS - 100.00%	$200,177,572

(a)	Fair valued as of June 30, 2006.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$23,713,275	$(4,809,494)	$18,903,781

ADR – American Depository Receipt

Ltd. – Limited

plc – Public limited company

Excelsior Funds Trust

Equity Opportunities Fund (formerly Equity Core Fund)

Schedule of Portfolio Investments	June 30, 2006

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (92.43%):
CONSUMER DISCRETIONARY (14.90%):
42,805	Autozone, Inc. (a)	$3,775,401
139,000	Dillards, Inc., Class A	4,427,150
142,243	Eastman Kodak Co.	3,382,539
175,000	Furniture Brands International, Inc.	3,647,000
109,000	John Wiley & Sons, Class A	3,618,800
96,000	Life Time Fitness, Inc. (a)	4,441,919
147,500	Sotheby’s Holdings, Inc., Class A (a)	3,871,875
115,300	Timberland Co., Class A (a)	3,009,330

		30,174,014

CONSUMER STAPLES (4.22%):
103,000	Anheuser Busch Cos., Inc.	4,695,770
68,828	Wm. Wrigley Jr. Co.	3,122,038
16,232	Wm. Wrigley Jr. Co., Class B	735,310

		8,553,118

ENERGY (7.72%):
69,900	Apache Corp.	4,770,675
78,000	Exxon Mobil Corp.	4,785,300
75,332	Suncor Energy, Inc. ADR	6,102,645

		15,658,620

FINANCIAL (13.03%):
131,027	American Capital Strategies Ltd.	4,386,784
52	Berkshire Hathaway, Inc., Class A (a)	4,766,268
45,000	Lehman Brothers Holding, Inc.	2,931,750
173,000	Leucadia National Corp.	5,049,870
68,000	NYSE Group, Inc. (a)	4,656,640
95,560	RenaissanceRe Holdings Ltd.	4,630,838

		26,422,150

HEALTH CARE (9.59%):
75,003	Johnson & Johnson	4,494,180
84,031	Medtronic, Inc.	3,942,735
83,500	Novo-Nordisk A/S ADR	5,309,765
69,000	Roche Holdings Ltd. ADR	5,691,795

		19,438,475

INDUSTRIALS (14.22%):
2,030,962	Bombardier, Inc., Class B (a)	5,642,012
61,700	BorgWarner, Inc.	4,016,670
88,300	Canadian National Railway Co.	3,863,125
126,782	General Electric Co.	4,178,735
333,500	Quanta Services, Inc. (a)	5,779,555
93,500	Rolls-Royce Group plc ADR	3,637,150
47,500	Simpson Manufacturing Co., Inc.	1,712,375

		28,829,622

INFORMATION TECHNOLOGY (6.77%):
1,033,000	3com Corp. (a)	5,288,960
119,077	Analog Devices, Inc.	3,827,135
168,000	National Instruments Corp.	4,603,200

		13,719,295

RAW/INTERMEDIATE MATERIALS (11.04%):
91,100	Aracruz Cellulose S.A. ADR	4,775,462
38,200	E.I. Du Pont de Nemours & Co.	1,589,120
61,800	Monsanto Co.	5,202,942
102,600	Nucor Corp.	5,566,050
67,150	Vulcan Materials Co.	5,237,700

		22,371,274

REAL ESTATE (1.66%):
72,200	St. Joe Co.	3,360,188

UTILITIES (9.28%):
307,000	AES Corp. (a)	5,664,150
241,993	Centerpoint Energy, Inc.	3,024,913
410,100	EL Paso Corp.	6,151,500
284,000	Sierra Pacific Resources (a)	3,976,000

		18,816,563

Total COMMON STOCKS (Cost $167,640,038)		187,343,319

FOREIGN COMMON STOCKS (2.05%):
GERMANY (2.05%):
83,506	Bayerische Motoren Werke AG	4,163,929

Total FOREIGN COMMON STOCKS (Cost $3,750,142)		4,163,929

Principal Amount
REPURCHASE AGREEMENT (5.50%):
$11,149,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $11,153,060 (collateralized by Fannie Mae Note, par value $11,333,000, 5.68%, maturing 11/27/15; total market value $11,207,959)	11,149,000

Total REPURCHASE AGREEMENT (Cost $11,149,000)		11,149,000

Total Investments (Cost $182,539,180) (b) - 99.98%		$202,656,248
Other assets in excess of liabilities - 0.02%		49,462

NET ASSETS - 100.00%		$202,705,710

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$27,249,362	$(7,132,294)	$20,117,068

ADR – American Depositary Receipt

Ltd. – Limited

plc – public limited company

Excelsior Funds Trust

Mid Cap Value and Restructuring Fund

Schedule of Portfolio Investments	June 30, 2006

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.78%):
CONSUMER DISCRETIONARY (25.94%):
71,900	Autozone, Inc. (a)	$6,341,580
101,100	Black & Decker Corp.	8,538,906
224,300	Blockbuster, Inc. (a)	984,677
112,900	Centex Corp.	5,678,870
284,500	Constellation Brands, Inc. (a)	7,112,500
215,600	EchoStar Communications, Inc. (a)	6,642,636
135,800	Limited Brands	3,475,122
303,200	Onex Corp.	6,039,441
167,700	Sherwin-Williams Co.	7,962,396
325,200	Tempur-Pedic International, Inc. (a)	4,393,452
239,500	TJX Cos., Inc.	5,474,970
166,100	Zale Corp. (a)	4,001,349

		66,645,899

CONSUMER STAPLES (2.37%):
163,700	Dean Foods Co. (a)	6,088,003

ENERGY (13.12%):
103,800	Cimarex Energy Co.	4,463,400
173,300	Devon Energy Corp.	10,469,053
122,700	Noble Corp.	9,131,334
93,900	Occidental Petroleum Corp.	9,629,445

		33,693,232

FINANCIAL (14.68%):
93,600	Ace Ltd.	4,735,224
159,700	CIT Group, Inc.	8,350,713
47,900	First Marblehead Corp.	2,727,426
116,600	Lehman Brothers Holding, Inc.	7,596,490
56,400	Mastercard, Inc., Class A (a)	2,707,200
59,900	RenaissanceRe Holdings Ltd.	2,902,754
226,380	Sovereign Bancorp, Inc.	4,597,778
120,000	W.R. Berkley Corp.	4,095,600

		37,713,185

HEALTH CARE (5.59%):
331,300	Health Management Associates, Inc., Class A	6,529,923
176,700	Shire Pharmaceuticals plc ADR	7,815,441

		14,345,364

INDUSTRIALS (15.97%):
47,900	Autoliv, Inc.	2,709,703
187,700	Brink’s Co.	10,588,157
236,600	Empresa Brasileira de Aeronautica S.A. ADR	8,628,802
45,000	Lincoln Electric Holdings, Inc.	2,819,250

167,700	Mueller Industries, Inc.	5,539,131
335,300	United Rentals, Inc. (a)	10,722,894

		41,007,937

INFORMATION TECHNOLOGY (6.77%):
128,700	Electronic Data Systems Corp.	3,096,522
223,900	Harris Corp.	9,294,089
463,100	Symbol Technologies, Inc.	4,996,849

		17,387,460

RAW/INTERMEDIATE MATERIALS (7.01%):
186,700	Aracruz Cellulose S.A. ADR	9,786,814
179,700	Cabot Microelectronics Corp. (a)	5,446,707
384,100	International Coal Group, Inc. (a)	2,761,679

		17,995,200

REAL ESTATE (1.88%):
103,800	St. Joe Co.	4,830,852

UTILITIES (4.45%):
324,800	EL Paso Corp.	4,872,000
280,500	Williams Cos., Inc.	6,552,480

		11,424,480

Total COMMON STOCKS (Cost $164,723,954)		251,131,612

FOREIGN COMMON STOCKS (2.08%):
NETHERLANDS (2.08%):
79,500	Hunter Douglas NV	5,353,073

Total FOREIGN COMMON STOCKS (Cost $2,926,238)		5,353,073

CONVERTIBLE PREFERRED STOCKS (0.17%):
CONSUMER DISCRETIONARY (0.17%):
400	Blockbuster, Inc., Preferred Exchange	434,800

Total CONVERTIBLE PREFERRED STOCKS (Cost $400,000)		434,800

Total Investments (Cost $168,050,192) (b) - 100.03%		$256,919,485
Liabilities in excess of other assets - (0.03)%		(86,123)

NET ASSETS - 100.00%		$256,833,362

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$93,438,638	$(4,569,345)	$88,869,293

ADR – American Depositary Receipt

Ltd. – Limited

plc – public limited company

Excelsior Funds Trust

International Equity Fund

Schedule of Portfolio Investments	June 30, 2006

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (97.64%):
AUSTRALIA (1.35%):
14,057	Rio Tinto Ltd.	$813,337

BELGIUM (1.18%):
5,300	Umicore	707,517

CANADA (2.51%):
42,900	Rona, Inc. (a)	770,739
9,087	Suncor Energy, Inc.	735,591

		1,506,330

CHINA (2.29%):
6,400	PetroChina Co. Ltd. ADR	691,008
67,000	Sun Hung Kai Properties Ltd. (Hong Kong)	683,979

		1,374,987

FINLAND (1.23%):
29,000	Fortum Oyj	740,806

FRANCE (8.92%):
25,100	AXA S.A.	812,333
10,020	BNP Paribas S.A.	958,045
17,100	Carrefour S.A.	1,001,435
6,004	Compagnie Generale de Geophysique S.A. (CGG) (a)	1,030,006
8,458	Sanofi-Aventis S.A.	823,972
11,116	Total S.A.	730,146

		5,355,937

GERMANY (9.18%):
14,000	Adidas-Salomon AG	673,261
16,200	Altana AG	901,459
16,400	Bayerische Motoren Werke AG	817,767
42,300	Deutsche Telecom AG	678,810
10,000	MAN AG	723,685
18,800	Rhoen-Klinikum AG	836,783
44,050	SGL Carbon AG (a)	880,422

		5,512,187

INDONESIA (1.49%):
1,121,300	PT Telekomunikasi Indonesia Tbk	895,612

IRELAND (2.14%):
31,302	Anglo Irish Bank Corp.	486,108
48,100	Depfa Bank plc	798,960

		1,285,068

ITALY (2.21%):
26,850	ENI S.p.A.	788,574
30,450	Permasteelisa S.p.A. (a)	540,705

		1,329,279

JAPAN (23.90%):
21,600	Canon, Inc.	1,058,786
46,900	Casio Computer Co. Ltd.	896,573
43,946	Chiyoda Corp.	899,248
34,500	Don Quijote Co. Ltd.	783,090
11,500	FANUC Co. Ltd.	1,033,155
22,500	Hoya Corp.	801,142
3,500	Keyence Corp.	893,211
11,000	Kyocera Corp.	853,327
47	Millea Holdings, Inc.	875,055
41	Mitsubishi Tokyo Financial Group, Inc.	574,836
51,000	Nikon Corp.	892,377
400	NTT DoCoMo, Inc.	585,318
120,000	Sumitomo Trust & Banking Co. Ltd.	1,314,004
22,000	Takeda Pharmaceutical Co. Ltd.	1,369,688
84,000	The Bank of Fukuoka Ltd.	639,139
8,800	Yamada Denki Co. Ltd.	896,747

		14,365,696

MEXICO (2.47%):
23,800	America Movil S.A. de C.V., Series L ADR	791,588
12,196	Cemex S.A. de C.V. ADR	694,806

		1,486,394

NETHERLANDS (2.46%):
23,400	ABN Amro Holding NV	640,757
61,600	Qiagen NV (a)	834,224

		1,474,981

NORWAY (2.68%):
79,000	Tandberg ASA	653,088
79,400	Telenor ASA	959,687

		1,612,775

SINGAPORE (1.67%):
88,000	DBS Group Holdings Ltd.	1,005,675

SOUTH KOREA (1.26%):
1,190	Samsung Electronic Co. Ltd.	755,581

SPAIN (3.94%):
61,500	Banco Santander Central Hispano S.A.	898,559
26,700	Repsol YPF S.A.	764,545
42,308	Telefonica S.A.	703,190

		2,366,294

SWEDEN (0.97%):
14,100	Svenska Cellulosa AB	582,328

SWITZERLAND (3.40%):
17,900	Micronas Semiconductor AG	482,539
5,400	Roche Holdings AG	891,323
6,100	UBS AG, Registered Shares	667,929

		2,041,791

TAIWAN (3.08%):
152,841	Hon Hai Precision, Inc.	945,013
98,523	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	904,438

		1,849,451

THAILAND (1.08%):
275,500	Advanced Info Service Public Co. Ltd. (Foreign Shares)	650,787

TURKEY (0.91%):
96,400	Arcelik A.S.	548,077

UNITED KINGDOM (17.32%):
63,100	BG Group	842,152
60,200	British Sky Broadcasting Group plc	636,110
83,500	Cadbury Schweppes plc	804,000
48,500	EMAP plc	762,236
30,648	GlaxoSmithKline plc	855,205
51,500	HSBC Holdings plc	906,054
56,500	Paragon Group plc	682,741
19,570	Reckitt Benckiser plc	730,142
27,688	Royal Bank of Scotland Group plc	908,761
187,200	Sage Group plc (The)	798,004
141,149	Serco Group plc	834,029
58,400	Shire plc	853,537
220,954	William Morrison Supermarkets plc	793,696

		10,406,667

Total COMMON STOCKS (Cost $44,882,543)	58,667,557

PREFERRED STOCKS (1.21%):
SOUTH KOREA (1.21%):
14,500	Hyundai Motor Co. Ltd.	726,262

Total PREFERRED STOCKS (Cost $402,878)		726,262

RIGHTS (0.04%):
FRANCE (0.04%):
25,100	AXA S.A.	21,186

Total RIGHTS (Cost $0)		21,186

Principal Amount
REPURCHASE AGREEMENT (0.53%):
$317,000	JP Morgan Chase Securities, Inc., 4.37%, dated 06/30/06, to be repurchased 07/03/06, repurchase price $317,115 (collateralized by Fannie Mae Note, par value $322,000, 5.68%, maturing 11/27/15; total market value $318,676)	317,000

Total REPURCHASE AGREEMENT (Cost $317,000)		317,000

Total Investments (Cost $45,602,421) (b) - 99.42%		$59,732,005
Other assets in excess of liabilities - 0.58%		345,528

NET ASSETS - 100.00%		$60,077,533

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$15,238,583	$(1,108,999)	$14,129,584

ADR – American Depositary Receipt

Ltd. – Limited

plc – public limited company

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds Trust

By (Signature and Title)	/s/ EVELYN DILSAVER
Evelyn Dilsaver, President

Date August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ EVELYN DILSAVER
Evelyn Dilsaver, President

Date August 17, 2006

By (Signature and Title)	/s/ GEORGE PEREIRA
George Pereira, Principal Financial Officer

Date August 17, 2006